Basis of preparation (Details) € in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Jan. 01, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Nov. 08, 2022 EUR (€)	Nov. 08, 2022 USD ($)
Common Table Line Items [Line Items]
Other reserves	€ 10.8			€ 19.8
Translation reserve	89.3			89.3
Cumulative translation difference on Croatia adopting the Euro			€ 0.2
Cash flow hedges
Common Table Line Items [Line Items]
Other reserves	10.6			€ 19.0
Senior EURO Debt
Common Table Line Items [Line Items]
Notional amount	€ 553.2
Interest rate	3500000.00%
Senior USD Debt
Common Table Line Items [Line Items]
Notional amount	€ 643.4				€ 700.6	$ 700.0
Interest rate	3.75%
Other reserves
Common Table Line Items [Line Items]
Deferred hedging losses and costs of hedging transferred to the carrying value of inventory	€ (0.1)	€ (5.9)